Institutional Shares – Ticker Symbol CEFIX, CUSIP 207267303
Investor Shares – Ticker Symbol CEFFX, CUSIP  207267105

Congressional Effect Fund of the Congressional Effect Family of Funds
Institutional Shares Investor Shares PROSPECTUS April 29, 2011 (Revised June 7, 2011) Managed By: Congressional Effect Management, LLC 420 Lexington Avenue Suite 601 New York, NY 10170 _____________

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Summary

Investment Objective.  The investment objective of the Congressional Effect Fund (the “Fund”) is capital appreciation and income.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Investor Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Acquired Fund Fees and Expenses	0.11%	0.11%
Other Expenses	2.62%	2.13%
Total Annual Fund Operating Expenses	3.73%	3.49%
Fee Waiver and/or Expense Reimbursement 1	2.12%	1.63%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement 1	1.61%	1.86%

1 Congressional Effect Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.50%. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.50% expense limitation. The current contractual agreement cannot be terminated prior to October 1, 2012 without the Board of Trustees’ approval.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 1, 2012.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$164	$945	$1,746	$3,839
Investor Shares	$189	$920	$1,673	$3,657

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 820% of the average value of its portfolio.

Principal Investment Strategy of the Fund.  The Fund’s principal investment strategy is generally designed to invest in the S&P 500 on days when Congress is “out of session” (not meeting) and to invest in interest-bearing domestic securities or to otherwise be out of the stock market when Congress is “in session” (meeting).  The Adviser believes that the Fund’s investment methodology minimizes investment exposure and risk when Congress is in session, while fully investing in the S&P 500 when Congress is out of session.   Since the Fund generally will not be exposed to the U.S. stock market when Congress is in session, the Fund may not be able to achieve its goal of capital appreciation during these periods. Additionally, because the Fund’s investment strategy involves movements of a substantial portion of the portfolio in and out of the stock market, the Fund’s portfolio turnover rate is substantial.

When Congress is in session, the Fund’s goal is for 90% or more of its assets to be out of the U.S. stock market.  Accordingly, when Congress is in session the Fund will generally invest 90% or more of its assets in interest-bearing instruments, including, without limitation, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”), or take other appropriate steps to ensure that 90% or more of the Fund’s assets effectively avoid U.S. stock market exposure. For example, if the Fund holds long positions in the S&P 500 index when Congress goes in session, the Fund may convert these positions to Cash and Cash Equivalents by selling them or may enter into offsetting short positions in the S&P 500 index to avoid market exposure.

When Congress is not in session, the Adviser may invest the Fund in one or more types of S&P 500 index futures contracts in order to approximate the performance of the S&P 500; however, in these cases the Fund will typically remain invested in Cash and Cash Equivalents with 90% or more of its assets, in part, in order to collateralize its futures contracts positions.  Accordingly, the Fund will seek to generate capital appreciation from its investments in S&P 500 futures contracts and income from Cash and Cash Equivalents when Congress is not in session.  There is no limit on the amount of the Fund’s assets that may be invested in futures contracts.

Notwithstanding the foregoing, the Fund may also invest 90% or more of its assets in S&P 500 exchange-traded funds (ETFs) or index mutual funds, or may take any other investment approach with such assets to approximate the performance of the S&P 500 when Congress is out of session.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk: Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.

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Management Style Risks:  The Adviser’s investment strategy may be ineffective or otherwise not produce expected results, either for short or long-term periods.  Therefore, there is no guarantee that the Fund’s management style will produce desired results, and the Fund may lose money.

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Risks Related to Determining Whether Congress is in Session: The Adviser may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules and unexpected or unannounced changes in such schedules.  Because implementing the Fund’s investment strategy substantially depends on accurately determining when Congress is in session and being able to complete trades for market participation or divestment in advance of the next trading day, inaccurate or late-arriving information about whether or not Congress is in session could adversely affect the Fund’s ability to comply with its strategy and negatively impact the performance of the Fund.

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Risks Related to Using Derivative Instruments:  The Fund may invest in derivatives such as futures contracts, option contracts, and other derivatives contracts in order to participate in the performance of the S&P 500. Derivative instruments involve risks different from direct investments in their underlying securities, especially regarding potential illiquidity, risk of counterparty failure and risk of imperfect correlation between the derivative instrument and its underlying asset. Realization of any of these risks could cause the Fund to lose value.

•	Futures Risk: There are significant risks associated with the Fund’s use of futures contracts, including the Adviser's ability to predict movements in the prices of individual securities.

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Leverage Risk:  Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques.  Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile.

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Risks Related to Investing in Other Funds:  The Fund’s investment strategy involves, among other things, investments that track the S&P 500.  To the extent that these or other Fund investments are in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares.  By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

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Sector Risks:  The Fund may invest assets in securities of a particular sector that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

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Small and Mid-Cap Company Risk:  The Fund may invest the Fund’s assets in securities of particular companies that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity, which may include stocks of small and mid-cap size companies that have more risks than larger companies.  In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development.  Due to these and other factors, smaller companies may be more susceptible to market downturns, and their stock prices may be more volatile.

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Tax-Related Risks: Because the Fund’s investment strategy involves movements of a substantial portion of the Fund’s portfolio in and out of the market, the Fund is not a tax-efficient fund. To the extent capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income. Accordingly, shareholders with taxable accounts are subject to the risk of substantial tax consequences from their investment.

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Market Timing Risk:  Because the Fund generally only expects to achieve capital appreciation during periods when Congress is out of session, the Fund may be susceptible to market timers who attempt to invest in the Fund immediately before Congress is in recess, and divest from the Fund immediately before Congress convenes.  Such market timing could present risks for other shareholders with long-term interests in the Fund, which may include, among other things, increased brokerage and administrative costs and an increase in costs to shareholders due to a decrease in the Fund’s asset base.

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Fixed Income Risks:  There are risks associated with the potential investment of a Fund’s assets in fixed income investments (including, without limitation, Cash and Cash Equivalents), which include credit risk, interest risk, maturity risk and investment-grade securities risk.

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Interest Rate Risk:  Increases in interest rates typically lower the present value of a company’s future earnings stream.  Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

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Performance.  The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.  The performance information presented is the performance of Investor Shares only.  Institutional Shares would have substantially similar annual returns as Investor Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Investor Shares and Institutional Shares do not have the same expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.congressionaleffectfund.com or by calling the Fund at 888-553-4233.

Quarterly Returns During This Time Period

Highest	6.87% (quarter ended March 31, 2010)

Lowest	-4.52% (quarter ended March 31, 2009)

Year to Date	0.40% (quarter ended March 31, 2011)

Average Annual Total Returns – (For the Period Ended December 31, 2010)	Past 1 Year	Since Inception
Congressional Effect Fund – Investor Shares1
Before taxes After taxes on distributions After taxes on distributions and sale of shares	15.20% 14.16% 11.27%	2.89% 2.47% 2.43%
Congressional Effect Fund – Institutional Shares2 Before taxes	N/A	3.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	-1.65%

1 The Congressional Effect Fund Investor Class commenced operations on May 23, 2008
2 The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown only for Investor Shares and after-tax returns for other classes will vary.

Management

Congressional Effect Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Mr. Singer is the managing member of the Adviser and has served as the portfolio manager of the Fund since May 23, 2008.

Purchase and Sale of Fund Shares

The minimum initial investment in the Fund’s Investor Shares is $1,000 and the minimum initial investment in the Fund’s Institutional Shares is $1,000,000.  The minimum subsequent investment for the Fund’s Investor Shares is $250 ($100 under an automatic investment plan) and the minimum subsequent investment for the Fund’s Institutional Shares is $1,000  ($100 under an automatic investment plan).  You can purchase or redeem Fund shares on any business day the New York Stock Exchange is open directly from the Fund by mail, facsimile, telephone or bank wire, as follows:

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Orders by mail should be sent to the Congressional Effect Fund (specify Institutional or Investor Shares), c/o Matrix 360 Administration, LLC, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania 19090-1904.  Orders by facsimile should be transmitted to 215.830.8995.  Please call the Fund at 888.553.4233 to conduct telephone transactions or to receive wire instructions for bank wire orders.

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The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information.  The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

Investment Objective

The Fund’s investment objective is capital appreciation and income. The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 30 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

Investment Philosophy

The Adviser agrees with Thomas Paine that “that government is best which governs least.” The Adviser believes that this is particularly true with respect to the effect on the U.S. stock markets of actions and proposed actions of the U.S. Congress. Accordingly, the Adviser believes that being out of the market while Congress is in session is a way to reduce exposure to the negative impact on the market from uncertainty created when the news cycle about Congressional action is usually at its peak. In other words, the Adviser believes that no news from Congress is usually good news for the market.

What is the “Congressional Effect?”  The Adviser has analyzed empirical data from January 1, 1965 to December 31, 2010 to determine the performance of the S&P 500 Index1 on days that Congress was “in session” (a day when either house of Congress meets for business) and “out of session” (a day when neither house of Congress met).  For the period from January 1, 1965-December 31, 2010, according to the Library of Congress, Congress was in session each year an average of approximately 66% of eligible business days and out of session an average of approximately 34% of eligible business days.  During this period, the S&P 500 had an average annualized price gain of 16.57% on days when Congress was not in session, and an average annualized price gain of 0.90% on days when Congress was in session.2  The average annualized price gain for all days during the period was 5.85%.3   The Adviser believes that these gains are not coincidental, but rather reflect the cumulative effect of unintended adverse consequences on the U.S. stock market from anticipated and actual Congressional activity and legislative initiatives.  The Adviser calls this effect the “Congressional Effect”.

How does the Congressional Effect relate to the management of the Fund?  The Fund’s principal investment strategy has been designed in an effort to take advantage of the Congressional Effect.  As explained in detail below under “Investment Methodology”, the Fund generally will invest in the U.S. stock market on days when Congress is not in session and will be out of the U.S. stock market on days when Congress is in session.

To what does the Adviser attribute the Congressional Effect?   In general, investors in the U.S. stock market react negatively to uncertainty in the market, which typically causes stock prices to decline.  The Adviser believes that Congressional actions and potential Congressional actions are two important factors that create market uncertainty, and the Adviser believes that together they cause the Congressional Effect.  The Adviser attributes the Congressional Effect to its belief that, generally, (i) more political initiatives are announced when Congress is in session than when it is not; (ii) political initiatives are adopted only when Congress is in session; (iii) news media provides greater coverage of Congressional proposals when Congress is in session than when Congress is not in session; (iv) individual companies or industries that have had recent, high profile issues are often subject to Congressional hearings; (v) Congress tends to meet when significant national, economic, market or other events that may adversely affect the market occur, and (vi) market participants, as a result of (i)-(v), are more likely to react to Congressional initiatives on days when Congress is in session than on days when it is not.  The Adviser believes the Congressional Effect primarily results from investor fear and uncertainty about what Congress does, or proposes to do, or may do or propose to do, that may alter the existing competitive environment for many companies and industries.

1 In calculating these price gains, the Adviser used the performance of the S&P 500 without including dividends due to difficulties in obtaining daily data.  If dividends had been included, the performance numbers for both in and out of session days would have been higher.

2 Other researchers have examined empirical data prior to January 1, 1965, and purport to have found results that also suggest a Congressional Effect (as defined herein) on the U.S. stock market during these earlier periods; however, the Adviser’s own research only goes back to January 1, 1965.  Therefore, the Adviser makes no representation with respect to prior periods.  There can be no assurance that the same correlation observed for the period from January 1, 1965 to December 31, 2010 between days when Congress is in or out of session and the performance of the S&P 500 Index will also be observed in the future.

3 The S&P 500 index does not have an investment adviser and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, all of its returns would be lower.

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Does the Adviser have examples that demonstrate the Congressional Effect?  While the Adviser believes that the Congressional Effect is the cumulative effect of Congressional action, the Adviser believes it can be understood by looking at some examples of possible market reactions to Congressional action.  For example, if Congress were to raise taxes or impose stricter regulatory controls on a particular industry, the Adviser would expect to see the stock prices for companies in that industry to fall in reaction to such Congressional action.  Of course, the U.S. stock market and particular industries may react positively to specific Congressional actions as well, such as if Congress were to lower taxes or reduce regulatory controls.  For example, in 1997, Congress made significant tax cuts and the average annualized increase of the S&P 500 during the year was 59.53% on days when Congress was in session, and -4.56% on days when Congress was not in session.  The average annualized return for all days during the year was 30.87%.  However, based on its research, the Adviser believes that over time, the aggregate effect of market responses to Congress’s actions when it is in session have caused the U.S. stock market, as represented by the S&P 500, to perform better on days when Congress is out of session.

Does the Adviser believe the Congressional Effect drives all returns in the U.S. stock market?  No.  Numerous factors influence the U.S. stock market, and these factors outweigh the Congressional Effect at different times and during different periods.  For example, the Adviser believes that during a “bull market” (periods of investor confidence and market appreciation), the S&P 500 will generally perform well regardless of whether or not Congress is in session.  Likewise, the Adviser believes that during a “bear market” (periods of investor pessimism and declining market trends), the S&P 500 will generally decline without regard to Congress’s working status.  In addition, as noted above, there are times when Congress’s actions positively effect the U.S. stock market, leading to higher returns when Congress is in session than out of session.    And there are times, particularly over short periods, when the market will rise or decline due to economic, market or other influences unrelated to Congress’s session status.  As during 1997 (described above), there are periods when the in session returns will exceed the out of session returns.  For example, during the period January 1, 1995 to December 31, 1999, the S&P 500 had an average annualized return of 17.0% on days when Congress was not in session, and an average annualized return of 31.3% on days when Congress was in session.  The average annualized return for all days during the period was 26.1%. However, as previously noted, the Adviser believes, based on its own research, that over time the aggregate effect of market responses to Congress’s actions when it is in session have caused the S&P 500 to perform better on days when Congress is out of session. The Adviser believes that the Congressional Effect is observed over the long-term, and therefore, investment in the Fund is best suited for long-term investors.

Investment Methodology

The Fund’s principal investment strategy is designed to take advantage of the Congressional Effect by generally investing in the S&P 500 on days when Congress is “out of session” and investing in interest-bearing domestic securities or otherwise being out of the stock market when Congress is “in session”.  The Adviser defines a day when Congress is “in session” as being a day when either house of Congress is open for business for any part of a day.1  Days that are not “in session” days are “out of session”.  The Adviser believes that the Fund’s investment methodology minimizes investment exposure and risk when Congress is in session, while fully investing in the S&P 500 when Congress is out of session.   Since the Fund generally will not be exposed to the U.S. stock market when Congress is in session, the Fund will not be able to achieve its goal of capital appreciation during these periods.

1 Without limitation, “pro forma” sessions (where Congress opens and then closes immediately purely to establish that it opened on a particular day), days on which a Congressional committee meets that is not otherwise a day that Congress is open for legislative business, days where Congress is closed due to inclement weather, and days that are “district work periods” (where members of Congress return to their respective districts and Congress is in recess) are not “in session” days.

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In-Session Investments

When Congress is in session, the Fund’s goal is for 90% or more of its assets to be out of the U.S. stock market.  Accordingly, when Congress is in session the Fund will generally invest 90% or more of its assets in interest-bearing instruments, including, without limitation, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”), or take other appropriate steps to ensure that 90% or more of the Fund’s assets effectively avoid U.S. stock market exposure. For example, if the Fund holds long positions in the S&P 500 index when Congress goes in session, the Fund may convert these positions to Cash and Cash Equivalents by selling them or may enter into offsetting short positions in the S&P 500 index to avoid market exposure.

Long and Short Positions

A long position represents an ordinary purchase of a common stock.

A short position is established by selling borrowed shares and attempting to buy them back at a lower price. Borrowed shares must be repaid (i.e., short positions must be “covered”) whether or not the stock price declines.

Out of Session Investments
When Congress is not in session, the Adviser may invest the Fund in S&P 500 index futures contracts and E-mini S&P 500 index futures contracts in order to approximate the performance of the S&P 500; however, in these cases the Fund will typically remain invested in Cash and Cash Equivalents with 90% or more of its assets, in part, in order to collateralize its futures contracts positions.  Accordingly, the Fund will seek to generate capital appreciation from its investments in S&P 500 futures contracts and income from Cash and Cash Equivalents when Congress is not in session.  There is no limit on the amount of the Fund’s assets that may be invested in futures contracts.
Notwithstanding the foregoing, the Fund may also invest 90% or more of its assets in S&P 500 exchange-traded funds (ETFs) or index mutual funds, or may take any other investment approach with such assets to approximate the performance of the S&P 500 when Congress is out of session.

Futures Contracts.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  Index futures contracts essentially try to predict what the value of an index will be at some date in the future. Investors take long positions in index futures contracts when they believe that the value of the index will increase.  The futures exchanges have set the price of S&P 500 index futures contracts as the value of the S&P 500 multiplied by $250 and the price of E-mini S&P 500 index futures contracts as the value S&P 500 multiplied by $50.  An E-mini S&P 500 index futures contract is a futures contract that is one-fifth the size of the standard S&P 500 index futures contract.  A full point of movement up or down in the S&P 500 results in a change of value of the index futures contract per point gained or lost on the index of $250 per point for S&P 500 index futures contracts and $50 per point for E-mini S&P 500 index futures contracts. The profits and losses of an S&P 500 index futures contract depends on the daily movements of the S&P 500 and are calculated on a daily basis. Unlike the stock market, futures positions are settled on a daily basis, which means that gains and losses from a day's trading are deducted or credited to a person's account each day.  There is generally one delivery date for  S&P 500 index futures contracts and E-mini S&P 500 index futures contracts each month.  A majority of futures contracts get “closed out” before the delivery date, which is typically accomplished by taking an offsetting position in the index futures contract, so no physical delivery actually takes place.

To invest in an S&P 500 index futures contract, the Adviser will open (purchase) a contract taking a long position with a futures exchange clearinghouse.  The delivery date for the S&P index futures contract is generally the date that is closest to the date that the Adviser expects Congress to be back in session. The futures exchange will require that the Fund open a margin account with a prime broker where it must deposit in cash or securities a certain percentage of the futures contract price (usually 5-15%).  The Fund will earmark or segregate Cash and Cash Equivalents or other assets sufficient to cover the remaining portion of the futures contract price.  Each day, as the S&P 500 goes up or down, the Fund’s margin account will be credited or reduced by an amount per point gained or lost on the S&P 500 index that day equal to $250 per point for S&P 500 index futures contracts and $50 per point for E-mini S&P 500 index futures contracts.  To close out the contract, the Fund will take a short position in an S&P 500 index futures contract or E-mini S&P 500 index futures contract, as applicable.  There will be a final adjustment to the margin account at the end of the day, and then the position will be closed.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).  To the extent the Fund uses futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

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Determining Whether or Not Congress is in Session

As stated above, the Adviser moves substantially all of the Fund’s portfolio from “in session” investments (Cash and Cash Equivalents) to “out of session” investments (securities and other instruments that approximate performance of the S&P 500) and vice versa each time Congress changes its session status.  To determine Congress’ current status, the Adviser periodically (at least daily) inquires as to whether each house of Congress is in session. In addition, on days prior to a scheduled or otherwise anticipated change in Congress’ in session or out of session status, if the Adviser reasonably determines that Congress will maintain its schedule as anticipated, the Adviser may enter or exit the market, as applicable, prior to the close of the market on the day before a change in Congress’ status, in order to participate in or avoid, as applicable, market changes after the market closes.

Other Principal Investments

In addition to the principal investment strategies described above, and without regard to whether Congress is in session or out of session, the Fund may also invest up to 10% of its assets in long and short positions in sectors, industries, stocks and/or derivative positions (such as options) that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity.  The Fund will take a long position in these investments when it anticipates an increase in value of the underlying investment, and it will take a short position when it anticipates a decrease in the value of the underlying investment.  To determine which sector, industry, stock and/or derivative investments to make for the Fund, the Adviser will consider a number of factors including, without limitation, the following:

•	pending or potential hearings, proposals or legislation that may affect particular industries or companies, both positive and negative;

•	assessments of the likelihood of particular legislation being proposed or enacted; and

•	the relative earnings, growth, cash-flow prospects, and capital structures of companies and industries that may be affected by potential legislation, both positive and negative.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in Cash and Cash Equivalent Positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund’s Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program.  Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in the Fund.   As noted above, the Adviser believes that the Congressional Effect is observed over the long-term; therefore, investment in the Fund is best suited for long-term investors.

Portfolio Turnover.  The Fund will buy and sell portfolio securities in response to whether Congress is in session or out of session, without regard to the length of time they have been held.   The Adviser moves substantially all of the Fund’s portfolio from “in session” investments (Cash and Cash Equivalents) to “out of session” investments (securities and other instruments that approximate performance of the S&P 500) and vice versa each time Congress changes its session status.  Since Congress’s in session status can change daily, the Fund’s portfolio will be changed rapidly (e.g., within a single trading day) a number of times during the year.  Since portfolio turnover involves paying brokerage commissions and other transaction costs, portfolio changes cause additional expenses for the Fund.  High rates of portfolio turnover lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders at least once annually, increasing shareholders’ taxable distributions.  The Fund’s portfolio turnover will generally be substantial, which has substantial tax consequences for taxable shareholders. While some of the capital gains that the Fund derives from trading futures are expected to be characterized as long term capital gains, to the extent any capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income.

“Portfolio Turnover” is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time.  In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.

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Principal Risks of Investing in the Fund

All investments carry risks, and investment in the Fund is no exception.  No investment strategy works all the time, and past performance is not necessarily indicative of future performance.  You may lose money on your investment in the Fund.  To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

•
Market Risk:  Stock prices are volatile.  Market risk refers to the risk that the value of the Fund’s portfolio may be affected by market influences other than the Congressional Effect.  The value of the S&P 500 securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.  Accordingly, the Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.  In a declining stock market, stock prices for all companies (including the S&P 500 and any stocks in the Fund’s portfolio) may decline, regardless of their long-term prospects or the Congressional Effect.

•
Management Style Risks:  The share price of the Fund changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objectives is directly related to the Adviser’s investment of the Fund’s assets.  The Adviser’s use of an investment strategy based on the Congressional Effect may be ineffective because the Congressional Effect may not produce expected results, either for short or long-term periods.  Moreover, the Fund cannot give any guarantee that the Congressional Effect observed during past periods will continue to be observed in the future.  Therefore, there is no guarantee that the Fund’s management style will produce the desired results, and the Fund may lose money.

•
Risks Related to Determining Whether Congress is in Session: While the Adviser periodically (at least daily) inquires as to whether each house of Congress is in session, the Adviser may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules and unexpected or unannounced changes in such schedules.  In addition, the Adviser may not be able to transfer the Fund’s investments in or out of the market, as the case may be, prior to the close of the market on a day before a change in Congress’ in session status, and the Fund is therefore subject to the risk that it will for brief periods be in or out of the market on days it should otherwise not be. Because implementing the Fund’s investment strategy substantially depends on accurately determining when Congress is in session and being able to complete trades for market participation or divestment in advance of the next trading day, inaccurate or late-arriving information about whether or not Congress is in session could adversely affect the Fund’s ability to comply with its strategy and negatively impact the performance of the Fund.

•
Risks Related to Using Derivative Instruments:  The Fund may invest in derivatives such as future contracts, option contracts, and other derivatives contracts in order to participate in the performance of the S&P 500 when Congress is out of session as described above.  A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index.  Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

•
Futures Risk: There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of the investment strategy depends on the Adviser's ability to predict movements in the prices of individual securities (e.g., S&P 500 futures), fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may  restrict trading in futures contracts.  In addition, the Fund’s focus on S&P 500 futures tends to increase  its  market exposure.

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•
Leverage Risk:  Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques.  Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile.  The leveraged investment techniques that the Fund employs will likely cause investors to lose more money in adverse environments.

•
Risks Related to Investing in Other Funds:  The Fund’s investment strategy involves, among other things, investing in other investment companies, such as ETFs and other investment companies that track the S&P 500.  Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.  Accordingly, the 3% limitation may prevent the Fund from allocating their investments in the manner the Adviser considers optimal.

To the extent the Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares.  By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Sector Risks:  As described above, the Fund may invest the Fund’s assets in securities of a particular sector that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may invest in more heavily will vary.

•
Small and Mid-Cap Company Risk:  As described above, the Fund may invest the Fund’s assets in securities of particular companies that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity, which may include stocks of small and mid-cap size companies that have more risks than larger companies.  The capitalization (“cap”) of a company refers to the value of its outstanding securities.  You can calculate a company’s capitalization by multiplying the number of its outstanding shares by the current market price of those shares.  The largest publicly traded stocks generally have a market capitalization of over $250 billion while the smallest publicly traded stocks may have a market capitalization of under $50 million.  The Fund defines a mid-cap stock as one that has a market capitalization of at least $2 billion, but no more than $5 billion.  The Fund defines a small-cap stock as one that has a market capitalization under $2 billion.  In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development.  Further, there is typically a smaller market for the securities of a mid-cap or small-cap company than for the securities of a large company.  Due to these and other factors, smaller companies may be more susceptible to market downturns, and their stock prices may be more volatile.

•
Tax-Related Risks: Because the Fund’s investment strategy involves movements of a substantial portion of the Fund’s portfolio in and out of the market, the Fund is not a tax-efficient fund. To the extent capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income. Accordingly, shareholders with taxable accounts are subject to the risk of substantial tax consequences from their investment.

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•
Market Timing Risk:  Because the Fund generally only expects to achieve capital appreciation during periods when Congress is out of session, the Fund may be susceptible to market timers who attempt to invest in the Fund immediately before Congress is in recess, and divest from the Fund immediately before Congress convenes.  Such market timing could present risks for other shareholders with long-term interests in the Fund, which may include, among other things, interference with the efficient management of the Fund’s portfolio, increased brokerage and administrative costs, forcing the Fund to hold excess levels of cash to meet redemption requests, and an increase in costs to shareholders due to a decrease in the Fund’s asset base. Although the Fund has adopted certain policies and procedures intended to identify and to discourage frequent trading, including a redemption fee, it cannot ensure that all such activity can be identified or terminated.

•
Fixed Income Risks:  There are risks associated with the potential investment of a Fund’s assets in fixed income investments (including, without limitation, Cash and Cash Equivalents), which include credit risk, interest risk, maturity risk and investment-grade securities risk.  These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.  Additional information about fixed income risks can be found in the SAI.

•
Interest Rate Risk:  Increases in interest rates typically lower the present value of a company’s future earnings stream.  Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.  Also, to the extent the Fund invests in debt instruments, the value of such debt instruments will increase or decrease inversely with increases and decreases in interest rates.

Disclosure of Portfolio Holdings.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available from the Fund or on the SEC’s web site, www.sec.gov.

MANAGEMENT

Investment Adviser.  Congressional Effect Management, LLC serves as the Fund’s investment adviser that manages the investments in the Fund’s portfolio.  The Adviser’s principal office is located at 420 Lexington Avenue, Suite 601, New York, NY 10170.  The  Adviser  has  entered  into an  Investment  Advisory  Agreement  (the “Advisory  Agreement”)  with the Fund,  under  which  the  Adviser  selects  the securities and manages the investments for the Fund, subject to the oversight of the Fund’s Board of Trustees (the “Trustees”). Under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.00% of the average daily net asset value of the Fund.  The  Adviser  has  entered  into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other  expenses of the Fund, if  necessary,  in an amount that limits “Total Annual Fund Operating Expenses” as indicated in the fee table. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. During the fiscal year ended December 31, 2010, the Adviser waived a portion of its advisory fee in the amount of $81,668.  As a result, the Fund did not pay an advisory fee to the Adviser in the fiscal year ended December 31, 2010.

A discussion regarding the Trustees’ basis for approving the renewal of the investment advisory contract for the Fund will be available in the Fund’s semi-annual report for the period ending June 30, 2011.  You may obtain a copy of the semi-annual report, free of charge, upon request to the Fund.

The Adviser was formed in late 2007 and is controlled by Eric T. Singer.  Mr. Singer is the managing member of the Adviser and has served in that capacity since its founding.  Mr. Singer also serves as the portfolio manager for the Adviser. In addition, he serves as a Trustee of the Trust and the President and sole portfolio manager for the Fund.  From 2007 to 2008, Mr. Singer was a Managing Director of Pelion Securities Corporation (“Pelion”). Prior to joining Pelion, from 2003-2007, Mr. Singer was a Managing Director in investment banking at Pali Capital, Inc. (“Pali”) and, from 1999-2003, at H.C. Wainwright & Co, Inc. Mr. Singer also had experience managing hedge funds at Pelion and Pali.  From 1990 through 1999, he was an Executive Vice President and Co-Head of investment banking at Gerard Klauer & Mattison Co., Inc., an institutional banking and equities research firm. He began his career at Smith Barney in Mergers and Acquisitions and later joined PaineWebber as a Senior Vice President and the Head of New Products.

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Mr. Singer is a graduate of the Bronx High School of Science, SUNY at Stony Brook, where he was Phi Beta Kappa, and Cornell Law School, where he was on Law Review.  He holds Series 7, 24 and 63 licenses.

The SAI provides additional information about Mr. Singer’s compensation, other accounts he manages and his ownership of securities in the Fund.

Board of Trustees.  The Fund is a series of the Congressional Effect Family of Funds, a diversified, open-end management investment company organized as a Delaware statutory trust on December 21, 2007.  The Board of Trustees of the Trust supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

Administration

Custodian.  Fifth Third Bank (the “Custodian”) serves as the custodian of the Fund’s securities.

Fund Administration.  Matrix 360 Administration, LLC (“Matrix”) serves as the Fund’s administrator providing the Fund with administrative, accounting and compliance services.  In addition, Matrix serves as the transfer agent and dividend-disbursing agent of the Fund.  As indicated below under the caption “Investing in the Fund,” Matrix will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

Distribution of Shares.  Matrix Capital Group, Inc. (the “Distributor”)  serves as the Fund’s principal underwriter.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act.  The Distribution Plan provides that the Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as “12b-1 fees”).  The services provided by the Distributor may include the review of sales and marketing literature and submission to the Financial Industry Regulatory Authority, Inc. (“FINRA”); FINRA record keeping; quarterly reports to the Fund's Board of Directors, fulfillment and other distribution services.  Sales charges may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Fund shares and for services provided to shareholders.  The Distributor may also retain a portion of these fees as the Fund’s distributor.

The Fund charges 12b-1 fees for Investor Shares, but not Institutional Shares.  Pursuant to the Distribution Plan, the Fund may annually pay the Distributor up to 0.25% of the average daily net assets of the Fund’s Investor Shares as a service fee.  Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain Expenses.  In addition to the 12b-1 fees for the Investor Shares and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Multiple Share Classes. The shares offered by this Prospectus are Institutional and Investor Shares offered directly through the Distributor and certain financial intermediaries.  The Funds also offer another class of shares, the Service Share Class, which has higher fees and expenses, that is offered through institutions like broker-dealers, banks, insurance, companies, and other financial intermediaries.  The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser for core investment advisory services.  Different fees and expenses will affect performance. For additional information concerning the Service Shares not offered by this Prospectus, call 888.553.4233.

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INVESTING IN THE FUND

Minimum Initial Investment.  The Fund’s shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell Shares in the Fund. The minimum initial investment in the Fund’s Investor Shares is $1,000 and the minimum initial investment in the Fund’s Institutional Shares is $1,000,000.  The Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment.

Determining the Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value after a purchase or redemption order is received in proper form by the Transfer Agent on behalf of the Fund.  An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount.  The net asset value per share of each class of shares of the Fund (“Class”) is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class (including Fund expenses, which are accrued daily), and dividing the result by the number of outstanding shares of such Class.  The net asset value per share of each Class of the Fund is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Fund does not calculate net asset value on business holidays when the NYSE is closed.  Currently, the  NYSE is  closed  on weekends and in recognition of the following  holidays:  New Year's Day,  Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,  Independence Day, Labor Day, Thanksgiving and Christmas.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations.

The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale.

Pursuant to policies adopted by the Trustees, the Adviser is responsible for notifying the Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold.

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           Other Matters.  Purchases and redemptions of shares of the Fund by the same shareholder on the same day will be netted for the Fund.  The Fund reserves the right to reject a purchase order that is not in good form and will normally return such purchase order within three days of receiving such purchase order.  All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.  The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders.  Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.  Also, if the Trustees determine that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities.  Shareholders receiving redemption proceeds in-kind will bear market risk until the securities received are sold and will incur transaction costs when they are sold.  See also “Additional Information About Purchases and Redemptions – Disruptive Trading and Market Timing”.

Purchasing Shares

Opening a New Account.  To open an account with the Fund, take the following steps:

1.      On your application, indicate the type of account you wish to open and the amount of money you wish to invest as well as your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to opening your account but you have not received your number, please indicate this and include a copy of the form applying for the SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2.      Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars.  For regular mail orders, mail your completed application along with your check or money order made payable to the “Congressional Effect Fund” to:

Congressional Effect Family of Funds
Institutional Shares or Investor Shares (please specify)
c/o Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania 19090-1904

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted.  The Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem shares of the Fund already owned by the prospective investor or another identically registered account for such fee.  The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call 888.553.4233, before wiring funds, to receive wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Additionally, please have your financial institution use the following wire instructions:

Subsequent Investments. You may add to your account by mail or wire at any time by purchasing shares of the Fund at the then current net asset value of the Fund.  The minimum subsequent investment for the Fund’s Investor Shares is $250 and the minimum subsequent investment for the Fund’s Institutional Shares is $1,000, except under the automatic investment plan discussed below.  Before adding funds by bank wire, please call the Fund at 888.553.4233 and follow the above directions for bank wire purchases.  Please note that in most circumstances, there will be a bank charge for wire purchases.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.  The Fund may, at the Adviser’s sole discretion, accept subsequent investments for less than the minimum subsequent investment.

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Automatic Investment Plan.  Shareholders who have met the Fund’s minimum investment criteria may participate in the Fund’s automatic investment plan.  The automatic investment plan enables shareholders to make regular monthly investments in the Fund through automatic charges to shareholders’ checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified, which will automatically be invested in the shares of the Fund at the public offering price on a monthly basis.  The minimum automatic investment for the Fund’s Investor Shares is $100 and the minimum automatic investment for the Fund’s Institutional Shares is $1,000.  The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor wishing to open an account.

Other Information. In connection with all purchases of Fund shares, we observe the following policies and procedures:

•
We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by Matrix as the Fund’s transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day's public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to Matrix on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.

•	We do not accept third party checks for any investments.
•	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
•	We may refuse to accept any purchase request for any reason or no reason.
•	We mail you confirmations of all your purchases or redemptions of Fund shares.
•	Certificates representing shares of the Fund are not issued.

Redeeming Shares

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Congressional Effect Family of Funds
Institutional Shares or Investor Shares (please specify)
c/o Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, 2nd floor
Willow Grove, Pennsylvania 19090-1904

Regular mail redemption requests should include the following:

(1)
Your letter of instruction specifying the Fund, account number and number of shares of the Fund (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and

(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

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Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request.  However, the Fund may delay forwarding a redemption check for recently purchased shares of the Fund while it determines whether the purchase payment will be honored.  Such delay (which may take up to 10 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by calling 888.553.4233. The Fund may rely upon redemption requests transmitted via facsimile (Fax# 215.830.8995).  Such a request must include the following:

(1)	Name of Fund and the designation of class (Institutional or Investor);
(2)	Shareholder name(s) and account number;
(3)	Number of shares of the Fund or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares of the Fund in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to insure instructions are genuine.

Redemption Fee.  The Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund.

The redemption fees are not fees to finance sales or sales promotion expenses, but are paid to the Fund to defray the costs of liquidating an investment and discourage short-term trading of Fund shares.  Redemption fees are deducted from redemption proceeds and retained by the Fund, not the Adviser.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions.  In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions and next of shares held by the shareholder for the longest period of time.

The redemption fee will not be charged on transactions involving the following:

•	Redemption of shares purchased through certain qualified plans pursuant to Sections 401, 403, and 457 of the Internal Revenue Code;
•	Redemption of shares purchased through wrap-fee programs or similar investment programs administered by the Fund;
•	Omnibus level accounts will be excluded where the fee will be assessed by the financial intermediary according to the requirements outlined herein and provided back to the Fund;
•	Redemptions due to required minimum distributions;
•	Redemptions due to death;
•	Redemption of shares accumulated through reinvestment of capital gains and dividends; and
•	Redemption of shares initiated by the Fund (i.e., liquidation or merger of a fund).

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Minimum Account Size.  Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above).  The Fund will notify you if your account falls below the required minimum.  If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In-Kind.  The Fund does not intend, under normal circumstances, to redeem its shares by payment in-kind.  However, the Fund reserves the right to meet redemption requests by payment in-kind where it believes it is in the best interest of the Fund and the remaining shareholders.  In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share.  Shareholders receiving them would bear market risk until these securities are sold and would incur brokerage costs when these securities are sold.

Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Additional Information About Purchases and Redemptions

Purchases and Redemptions through Securities Firms.  You may purchase or redeem shares of the Fund through certain brokers and their designated intermediaries that have made arrangements with the Fund and are authorized to accept purchase and redemption orders on its behalf.  In addition, orders will be deemed to have been received by the Fund when such authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order.  Orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders.  Investors may also be charged a fee by a broker or agent if shares of the Fund are purchased through a broker or agent.  Investors should check with their broker to determine if it is subject to these arrangements with the Fund.

Telephone Purchases by Securities Firms.  Brokerage firms that are FINRA members may telephone the Distributor at 888.553.4233 and buy shares of the Fund for investors who have investments in the Fund through the brokerage firm’s account with the Fund.  By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor the Distributor shall be liable for following telephone instructions reasonably believed to be genuine.  To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase.  As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction.  However, if the Distributor fails to follow these established procedures, it may be liable.  The Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing.  The Fund is not intended for or suitable for market timers nor does the Fund intentionally accommodate market timers, and market timers are discouraged from becoming investors.  The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”), which can have harmful effects for other shareholders.  These risks and harmful effects include:

18

o
an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

o	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures.  Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading.  In general, the Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading.  A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, shares of the Fund within 30 days.  While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, the Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor.  The Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, the Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable shares of the Fund are held longer than 30 days.  In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement.  The Fund also imposes a redemption fee on the redemption of shares of the Fund within sixty (60) days of purchase, which has the effect of discouraging Disruptive Trading in Fund shares.  Frequently, Fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The Fund’s ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the financial intermediary in taking steps to limit this type of activity.

The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

OTHER IMPORTANT INFORMATION

Distributions

The Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December.  Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund.

Federal Taxes

The following information is meant as a general summary for U.S. taxpayers.  Additional information appears in the SAI.  Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the Fund.

Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

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Taxability of Distributions (2011 rates; future tax rates may be higher)
The table to the right can provide a guide for your potential tax liability when selling shares of the Fund (unless you are a corporation).	Type of distribution Income dividends	Current Tax rate for 15% bracket Long Term Capital Gains Rate	Current Tax rate for 25% bracket or above Long Term Capital Gains Rate
“Short-term capital gains” applies to fund shares sold up to 12 months after buying them. “Long-term capital gains” applies to shares held for more than 12 months.	Short-term capital gains Long-term capital gains	Ordinary Income Rate 0%	Ordinary Income Rate 15%

Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.  Shareholders should also note that distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Benchmark Description

The Fund compares its performance to the S&P 500 Total Return Index, which is generally considered to be representative of the performance of common stocks in the United States securities markets. You cannot invest directly in this index.  This index does not have an investment adviser and does not pay any commissions, expenses or taxes.  If this index did pay commissions, expenses or taxes, its returns would be lower.

Financial Highlights

The financial highlights table on the next page is intended to help you understand the Fund's financial performance since inception of the Fund. Certain information reflects results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Company, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in Annual Report of the Fund and is incorporated by reference into the SAI. Further information about the performance of the Fund is contained in the Annual Report and Semi-annual Report of the Fund, copies of which may also be obtained at no charge by calling the Fund at 888-553-4233.

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CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2010

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

		Investor Class

		For the		For the		For the
		Year Ended		Year Ended		Period Ended
		December 31, 2010		December 31, 2009		December 31, 2008 (a)

Net Asset Value, beginning of period		$ 9.31		$ 9.74		$ 10.00

Investment Operations:
	Net investment income (loss) (b)	(0.08)		(0.11)		0.05
	Net realized and unrealized gain (loss) on investments and futures contracts	1.50		(0.32)		(0.27)
	Total from investment operations	1.42		(0.43)		(0.22)

Distributions:
	From net investment income	-		-		(0.04)
	From net realized capital gains	(0.65)		-		-
	Total distributions	(0.65)		-		(0.04)

Paid in capital from redemption fees		-	(c)	-	(c)	-

Net Asset Value, End of Period		$ 10.08		$ 9.31		$ 9.74

Total Return (d)		15.20%		(4.41)%		(2.19)%	(e)

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 7,902		$ 7,530		$ 1,469

Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed	3.38%		4.67%		14.99%	(f)
	After fees waived and expenses absorbed	1.75%		1.87%		2.24%	(f)

Ratio of net investment income (loss):
	Before fees waived and expenses absorbed	(2.44)%		(3.95)%		(11.95)%	(f)
	After fees waived and expenses absorbed	(0.81)%		(1.15)%		0.80%	(f)

Portfolio turnover rate		820%		2,996%		406%

(a)	The Congressional Effect Fund Investor Class commenced operations on May 23, 2008.
(b)	Per share amounts were calculated using the average shares method.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Aggregate total return, not annualized.
(f)	Annualized.

21

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2010

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Institutional Class		Service Class
	For the		For the
	Period Ended		Period Ended
	December 31, 2010 (a)		December 31, 2010 (b)

Net Asset Value, beginning of period	$ 10.36		$ 10.96

Investment Operations:
Net investment income (loss) (c)	-		(0.04)
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		(0.20)
Total from investment operations	0.38		(0.24)

Distributions:
From net realized capital gains	(0.65)		(0.65)
Total distributions	(0.65)		(0.65)

Net Asset Value, End of Period	$ 10.09		$ 10.07

Total Return (d)	3.62%		(2.23)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 991		$ 54

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.62%	(e)	4.70%	(e)
After fees waived and expenses absorbed	1.50%	(e)	2.50%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(2.03)%	(e)	(4.64)%	(e)
After fees waived and expenses absorbed	0.09%	(e)	(2.44)%	(e)

Portfolio turnover rate	820%		820%

(a)	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010.
(b)	The Congressional Effect Fund Service Class commenced operations on November 9, 2010.
(c)	Per share amounts were calculated using the average shares method.
(d)	Aggregate total return, not annualized. Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Annualized.

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Congressional Effect Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Also, a SAI about the Fund has been filed with the Securities and Exchange Commission. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports and other information about the Fund, or to make inquires about the Fund, write the Fund at the Congressional Effect Fund c/o Matrix 360 Administration, LLC, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania, 19090-1904, call the Fund at 1-888-553-4233, or visit the Fund’s website at www.congressionaleffect.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C.  Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number:  811-22164

Service Shares – Ticker Symbol CEFRX, CUSIP 207267204

Congressional Effect Fund of the Congressional Effect Family of Funds
Service Shares PROSPECTUS April 29, 2011 (Revised June 7, 2011) Managed By: Congressional Effect Management, LLC 420 Lexington Avenue Suite 601 New York, NY 10170 _____________

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Summary

Investment Objective.  The investment objective of the Congressional Effect Fund (the “Fund”) is capital appreciation and income.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Service Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.11%
Other Expenses	2.70%
Total Annual Fund Operating Expenses	4.81%
Fee Waiver and/or Expense Reimbursement 1	2.20%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement 1	2.61%

1 Congressional Effect Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.50%. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.50% expense limitation. The current contractual agreement cannot be terminated prior to October 1, 2012 without the Board of Trustees’ approval.

Example.  This Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 1, 2012.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Service Shares	$264	$1,251	$2,242	$4,735

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 820% of the average value of its portfolio.

Principal Investment Strategy of the Fund.  The Fund’s principal investment strategy is generally designed to invest in the S&P 500 on days when Congress is “out of session” (not meeting) and to invest in interest-bearing domestic securities or to otherwise be out of the stock market when Congress is “in session” (meeting).  The Adviser believes that the Fund’s investment methodology minimizes investment exposure and risk when Congress is in session, while fully investing in the S&P 500 when Congress is out of session.   Since the Fund generally will not be exposed to the U.S. stock market when Congress is in session, the Fund may not be able to achieve its goal of capital appreciation during these periods. Additionally, because the Fund’s investment strategy involves movements of a substantial portion of the portfolio in and out of the stock market, the Fund’s portfolio turnover rate is substantial.

When Congress is in session, the Fund’s goal is for 90% or more of its assets to be out of the U.S. stock market.  Accordingly, when Congress is in session the Fund will generally invest 90% or more of its assets in interest-bearing instruments, including, without limitation, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”), or take other appropriate steps to ensure that 90% or more of the Fund’s assets effectively avoid U.S. stock market exposure. For example, if the Fund holds long positions in the S&P 500 index when Congress goes in session, the Fund may convert these positions to Cash and Cash Equivalents by selling them or may enter into offsetting short positions in the S&P 500 index to avoid market exposure.

When Congress is not in session, the Adviser may invest the Fund in one or more types of S&P 500 index futures contracts in order to approximate the performance of the S&P 500; however, in these cases the Fund will typically remain invested in Cash and Cash Equivalents with 90% or more of its assets, in part, in order to collateralize its futures contracts positions.  Accordingly, the Fund will seek to generate capital appreciation from its investments in S&P 500 futures contracts and income from Cash and Cash Equivalents when Congress is not in session.  There is no limit on the amount of the Fund’s assets that may be invested in futures contracts.

Notwithstanding the foregoing, the Fund may also invest 90% or more of its assets in S&P 500 exchange-traded funds (ETFs) or index mutual funds, or may take any other investment approach with such assets to approximate the performance of the S&P 500 when Congress is out of session.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk: Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.

•
Management Style Risks:  The Adviser’s investment strategy may be ineffective or otherwise not produce expected results, either for short or long-term periods.  Therefore, there is no guarantee that the Fund’s management style will produce desired results, and the Fund may lose money.

•
Risks Related to Determining Whether Congress is in Session: The Adviser may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules and unexpected or unannounced changes in such schedules.  Because implementing the Fund’s investment strategy substantially depends on accurately determining when Congress is in session and being able to complete trades for market participation or divestment in advance of the next trading day, inaccurate or late-arriving information about whether or not Congress is in session could adversely affect the Fund’s ability to comply with its strategy and negatively impact the performance of the Fund.

•
Risks Related to Using Derivative Instruments:  The Fund may invest in derivatives such as futures contracts, option contracts, and other derivatives contracts in order to participate in the performance of the S&P 500. Derivative instruments involve risks different from direct investments in their underlying securities, especially regarding potential illiquidity, risk of counterparty failure and risk of imperfect correlation between the derivative instrument and its underlying asset. Realization of any of these risks could cause the Fund to lose value.

•	Futures Risk: There are significant risks associated with the Fund’s use of futures contracts, including the Adviser's ability to predict movements in the prices of individual securities.

•
Leverage Risk:  Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques.  Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile.

•
Risks Related to Investing in Other Funds:  The Fund’s investment strategy involves, among other things, investments that track the S&P 500.  To the extent that these or other Fund investments are in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares.  By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

•
Sector Risks:  The Fund may invest assets in securities of a particular sector that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

•
Small and Mid-Cap Company Risk:  The Fund may invest the Fund’s assets in securities of particular companies that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity, which may include stocks of small and mid-cap size companies that have more risks than larger companies.  In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development.  Due to these and other factors, smaller companies may be more susceptible to market downturns, and their stock prices may be more volatile.

•
Tax-Related Risks: Because the Fund’s investment strategy involves movements of a substantial portion of the Fund’s portfolio in and out of the market, the Fund is not a tax-efficient fund. To the extent capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income. Accordingly, shareholders with taxable accounts are subject to the risk of substantial tax consequences from their investment.

•
Market Timing Risk:  Because the Fund generally only expects to achieve capital appreciation during periods when Congress is out of session, the Fund may be susceptible to market timers who attempt to invest in the Fund immediately before Congress is in recess, and divest from the Fund immediately before Congress convenes.  Such market timing could present risks for other shareholders with long-term interests in the Fund, which may include, among other things, increased brokerage and administrative costs and an increase in costs to shareholders due to a decrease in the Fund’s asset base.

•
Fixed Income Risks:  There are risks associated with the potential investment of a Fund’s assets in fixed income investments (including, without limitation, Cash and Cash Equivalents), which include credit risk, interest risk, maturity risk and investment-grade securities risk.

•
Interest Rate Risk:  Increases in interest rates typically lower the present value of a company’s future earnings stream.  Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

Performance.  The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.  The performance information presented is the performance of Investor Shares only.  Service Shares would have substantially similar annual returns as Investor Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Investor Shares and Service Shares do not have the same expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.congressionaleffectfund.com or by calling the Fund at 888-553-4233.

Quarterly Returns During This Time Period

Highest	6.87% (quarter ended March 31, 2010)

Lowest	-4.52% (quarter ended March 31, 2009)

Year to Date	0.40% (quarter ended March 31, 2011)

Average Annual Total Returns – (For the Period Ended December 31, 2010)	Past 1 Year	Since Inception
Congressional Effect Fund – Investor Shares1
Before taxes After taxes on distributions After taxes on distributions and sale of shares	15.20% 14.16% 11.27%	2.89% 2.47% 2.43%
Congressional Effect Fund – Service Shares2 Before taxes	N/A	-2.23%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	-1.65%

1 The Congressional Effect Fund Investor Class commenced operations on May 23, 2008
2 The Congressional Effect Fund Service Class commenced operations on November 9, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown only for Investor Shares and after-tax returns for other classes will vary.

Management

Congressional Effect Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Mr. Singer is the managing member of the Adviser and has served as the portfolio manager of the Fund since May 23, 2008.

Purchase and Sale of Fund Shares

The minimum initial investment in the Fund’s Service Shares is $1,000 and the minimum subsequent investment for is $250 ($100 under an automatic investment plan).  You can purchase or redeem Fund shares on any business day the New York Stock Exchange is open directly from the Fund by mail, facsimile, telephone or bank wire, as follows:

•
Orders by mail should be sent to the Congressional Effect Fund - Service Shares, c/o Matrix 360 Administration, LLC, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania 19090-1904.  Orders by facsimile should be transmitted to 215.830.8995.  Please call the Fund at 888.553.4233 to conduct telephone transactions or to receive wire instructions for bank wire orders.

•
The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information.  The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

Investment Objective

The Fund’s investment objective is capital appreciation and income. The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 30 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

Investment Philosophy

The Adviser agrees with Thomas Paine that “that government is best which governs least.” The Adviser believes that this is particularly true with respect to the effect on the U.S. stock markets of actions and proposed actions of the U.S. Congress. Accordingly, the Adviser believes that being out of the market while Congress is in session is a way to reduce exposure to the negative impact on the market from uncertainty created when the news cycle about Congressional action is usually at its peak. In other words, the Adviser believes that no news from Congress is usually good news for the market.

What is the “Congressional Effect?”  The Adviser has analyzed empirical data from January 1, 1965 to December 31, 2010 to determine the performance of the S&P 500 Index1 on days that Congress was “in session” (a day when either house of Congress meets for business) and “out of session” (a day when neither house of Congress met).  For the period from January 1, 1965-December 31, 2010, according to the Library of Congress, Congress was in session each year an average of approximately 66% of eligible business days and out of session an average of approximately 34% of eligible business days.  During this period, the S&P 500 had an average annualized price gain of 16.57% on days when Congress was not in session, and an average annualized price gain of 0.90% on days when Congress was in session.2  The average annualized price gain for all days during the period was 5.85%.3   The Adviser believes that these gains are not coincidental, but rather reflect the cumulative effect of unintended adverse consequences on the U.S. stock market from anticipated and actual Congressional activity and legislative initiatives.  The Adviser calls this effect the “Congressional Effect”.

How does the Congressional Effect relate to the management of the Fund?  The Fund’s principal investment strategy has been designed in an effort to take advantage of the Congressional Effect.  As explained in detail below under “Investment Methodology”, the Fund generally will invest in the U.S. stock market on days when Congress is not in session and will be out of the U.S. stock market on days when Congress is in session.

To what does the Adviser attribute the Congressional Effect?   In general, investors in the U.S. stock market react negatively to uncertainty in the market, which typically causes stock prices to decline.  The Adviser believes that Congressional actions and potential Congressional actions are two important factors that create market uncertainty, and the Adviser believes that together they cause the Congressional Effect.  The Adviser attributes the Congressional Effect to its belief that, generally, (i) more political initiatives are announced when Congress is in session than when it is not; (ii) political initiatives are adopted only when Congress is in session; (iii) news media provides greater coverage of Congressional proposals when Congress is in session than when Congress is not in session; (iv) individual companies or industries that have had recent, high profile issues are often subject to Congressional hearings; (v) Congress tends to meet when significant national, economic, market or other events that may adversely affect the market occur, and (vi) market participants, as a result of (i)-(v), are more likely to react to Congressional initiatives on days when Congress is in session than on days when it is not.  The Adviser believes the Congressional Effect primarily results from investor fear and uncertainty about what Congress does, or proposes to do, or may do or propose to do, that may alter the existing competitive environment for many companies and industries.

1 In calculating these price gains, the Adviser used the performance of the S&P 500 without including dividends due to difficulties in obtaining daily data.  If dividends had been included, the performance numbers for both in and out of session days would have been higher.

2 Other researchers have examined empirical data prior to January 1, 1965, and purport to have found results that also suggest a Congressional Effect (as defined herein) on the U.S. stock market during these earlier periods; however, the Adviser’s own research only goes back to January 1, 1965.  Therefore, the Adviser makes no representation with respect to prior periods.  There can be no assurance that the same correlation observed for the period from January 1, 1965 to December 31, 2010 between days when Congress is in or out of session and the performance of the S&P 500 Index will also be observed in the future.

3 The S&P 500 index does not have an investment adviser and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, all of its returns would be lower.

Does the Adviser have examples that demonstrate the Congressional Effect?  While the Adviser believes that the Congressional Effect is the cumulative effect of Congressional action, the Adviser believes it can be understood by looking at some examples of possible market reactions to Congressional action.  For example, if Congress were to raise taxes or impose stricter regulatory controls on a particular industry, the Adviser would expect to see the stock prices for companies in that industry to fall in reaction to such Congressional action.  Of course, the U.S. stock market and particular industries may react positively to specific Congressional actions as well, such as if Congress were to lower taxes or reduce regulatory controls.  For example, in 1997, Congress made significant tax cuts and the average annualized increase of the S&P 500 during the year was 59.53% on days when Congress was in session, and -4.56% on days when Congress was not in session.  The average annualized return for all days during the year was 30.87%.  However, based on its research, the Adviser believes that over time, the aggregate effect of market responses to Congress’s actions when it is in session have caused the U.S. stock market, as represented by the S&P 500, to perform better on days when Congress is out of session.

Does the Adviser believe the Congressional Effect drives all returns in the U.S. stock market?  No.  Numerous factors influence the U.S. stock market, and these factors outweigh the Congressional Effect at different times and during different periods.  For example, the Adviser believes that during a “bull market” (periods of investor confidence and market appreciation), the S&P 500 will generally perform well regardless of whether or not Congress is in session.  Likewise, the Adviser believes that during a “bear market” (periods of investor pessimism and declining market trends), the S&P 500 will generally decline without regard to Congress’s working status.  In addition, as noted above, there are times when Congress’s actions positively effect the U.S. stock market, leading to higher returns when Congress is in session than out of session.  And there are times, particularly over short periods, when the market will rise or decline due to economic, market or other influences unrelated to Congress’s session status.  As during 1997 (described above), there are periods when the in session returns will exceed the out of session returns.  For example, during the period January 1, 1995 to December 31, 1999, the S&P 500 had an average annualized return of 17.0% on days when Congress was not in session, and an average annualized return of 31.3% on days when Congress was in session.  The average annualized return for all days during the period was 26.1%.  However, as previously noted, the Adviser believes, based on its own research, that over time the aggregate effect of market responses to Congress’s actions when it is in session have caused the S&P 500 to perform better on days when Congress is out of session. The Adviser believes that the Congressional Effect is observed over the long-term, and therefore, investment in the Fund is best suited for long-term investors.

Investment Methodology

The Fund’s principal investment strategy is designed to take advantage of the Congressional Effect by generally investing in the S&P 500 on days when Congress is “out of session” and investing in interest-bearing domestic securities or otherwise being out of the stock market when Congress is “in session”.  The Adviser defines a day when Congress is “in session” as being a day when either house of Congress is open for business for any part of a day.1  Days that are not “in session” days are “out of session”.  The Adviser believes that the Fund’s investment methodology minimizes investment exposure and risk when Congress is in session, while fully investing in the S&P 500 when Congress is out of session.  Since the Fund generally will not be exposed to the U.S. stock market when Congress is in session, the Fund will not be able to achieve its goal of capital appreciation during these periods.

1 Without limitation, “pro forma” sessions (where Congress opens and then closes immediately purely to establish that it opened on a particular day), days on which a Congressional committee meets that is not otherwise a day that Congress is open for legislative business, days where Congress is closed due to inclement weather, and days that are “district work periods” (where members of Congress return to their respective districts and Congress is in recess) are not “in session” days.

In-Session Investments

When Congress is in session, the Fund’s goal is for 90% or more of its assets to be out of the U.S. stock market.  Accordingly, when Congress is in session the Fund will generally invest 90% or more of its assets in interest-bearing instruments, including, without limitation, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”), or take other appropriate steps to ensure that 90% or more of the Fund’s assets effectively avoid U.S. stock market exposure. For example, if the Fund holds long positions in the S&P 500 index when Congress goes in session, the Fund may convert these positions to Cash and Cash Equivalents by selling them or may enter into offsetting short positions in the S&P 500 index to avoid market exposure.

Long and Short Positions

A long position represents an ordinary purchase of a common stock.

A short position is established by selling borrowed shares and attempting to buy them back at a lower price. Borrowed shares must be repaid (i.e., short positions must be “covered”) whether or not the stock price declines.

Out of Session Investments
When Congress is not in session, the Adviser may invest the Fund in S&P 500 index futures contracts and E-mini S&P 500 index futures contracts in order to approximate the performance of the S&P 500; however, in these cases the Fund will typically remain invested in Cash and Cash Equivalents with 90% or more of its assets, in part, in order to collateralize its futures contracts positions.  Accordingly, the Fund will seek to generate capital appreciation from its investments in S&P 500 futures contracts and income from Cash and Cash Equivalents when Congress is not in session.  There is no limit on the amount of the Fund’s assets that may be invested in futures contracts.
Notwithstanding the foregoing, the Fund may also invest 90% or more of its assets in S&P 500 exchange-traded funds (ETFs) or index mutual funds, or may take any other investment approach with such assets to approximate the performance of the S&P 500 when Congress is out of session.

Futures Contracts.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  Index futures contracts essentially try to predict what the value of an index will be at some date in the future. Investors take long positions in index futures contracts when they believe that the value of the index will increase.  The futures exchanges have set the price of S&P 500 index futures contracts as the value of the S&P 500 multiplied by $250 and the price of E-mini S&P 500 index futures contracts as the value S&P 500 multiplied by $50.  An E-mini S&P 500 index futures contract is a futures contract that is one-fifth the size of the standard S&P 500 index futures contract.  A full point of movement up or down in the S&P 500 results in a change of value of the index futures contract per point gained or lost on the index of $250 per point for S&P 500 index futures contracts and $50 per point for E-mini S&P 500 index futures contracts. The profits and losses of an S&P 500 index futures contract depends on the daily movements of the S&P 500 and are calculated on a daily basis. Unlike the stock market, futures positions are settled on a daily basis, which means that gains and losses from a day's trading are deducted or credited to a person's account each day.  There is generally one delivery date for  S&P 500 index futures contracts and E-mini S&P 500 index futures contracts each month.  A majority of futures contracts get “closed out” before the delivery date, which is typically accomplished by taking an offsetting position in the index futures contract, so no physical delivery actually takes place.

To invest in an S&P 500 index futures contract, the Adviser will open (purchase) a contract taking a long position with a futures exchange clearinghouse.  The delivery date for the S&P index futures contract is generally the date that is closest to the date that the Adviser expects Congress to be back in session. The futures exchange will require that the Fund open a margin account with a prime broker where it must deposit in cash or securities a certain percentage of the futures contract price (usually 5-15%).  The Fund will earmark or segregate Cash and Cash Equivalents or other assets sufficient to cover the remaining portion of the futures contract price.  Each day, as the S&P 500 goes up or down, the Fund’s margin account will be credited or reduced by an amount per point gained or lost on the S&P 500 index that day equal to $250 per point for S&P 500 index futures contracts and $50 per point for E-mini S&P 500 index futures contracts.  To close out the contract, the Fund will take a short position in an S&P 500 index futures contract or E-mini S&P 500 index futures contract, as applicable.  There will be a final adjustment to the margin account at the end of the day, and then the position will be closed.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).  To the extent the Fund uses futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Determining Whether or Not Congress is in Session

As stated above, the Adviser moves substantially all of the Fund’s portfolio from “in session” investments (Cash and Cash Equivalents) to “out of session” investments (securities and other instruments that approximate performance of the S&P 500) and vice versa each time Congress changes its session status.  To determine Congress’ current status, the Adviser periodically (at least daily) inquires as to whether each house of Congress is in session. In addition, on days prior to a scheduled or otherwise anticipated change in Congress’ in session or out of session status, if the Adviser reasonably determines that Congress will maintain its schedule as anticipated, the Adviser may enter or exit the market, as applicable, prior to the close of the market on the day before a change in Congress’ status, in order to participate in or avoid, as applicable, market changes after the market closes.

Other Principal Investments

In addition to the principal investment strategies described above, and without regard to whether Congress is in session or out of session, the Fund may also invest up to 10% of its assets in long and short positions in sectors, industries, stocks and/or derivative positions (such as options) that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity.  The Fund will take a long position in these investments when it anticipates an increase in value of the underlying investment, and it will take a short position when it anticipates a decrease in the value of the underlying investment.  To determine which sector, industry, stock and/or derivative investments to make for the Fund, the Adviser will consider a number of factors including, without limitation, the following:

•	pending or potential hearings, proposals or legislation that may affect particular industries or companies, both positive and negative;

•	assessments of the likelihood of particular legislation being proposed or enacted; and

•	the relative earnings, growth, cash-flow prospects, and capital structures of companies and industries that may be affected by potential legislation, both positive and negative.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in Cash and Cash Equivalent Positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund’s Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program.  Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in the Fund.   As noted above, the Adviser believes that the Congressional Effect is observed over the long-term; therefore, investment in the Fund is best suited for long-term investors.

Portfolio Turnover.  The Fund will buy and sell portfolio securities in response to whether Congress is in session or out of session, without regard to the length of time they have been held.   The Adviser moves substantially all of the Fund’s portfolio from “in session” investments (Cash and Cash Equivalents) to “out of session” investments (securities and other instruments that approximate performance of the S&P 500) and vice versa each time Congress changes its session status.  Since Congress’s in session status can change daily, the Fund’s portfolio will be changed rapidly (e.g., within a single trading day) a number of times during the year.  Since portfolio turnover involves paying brokerage commissions and other transaction costs, portfolio changes cause additional expenses for the Fund.  High rates of portfolio turnover lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders at least once annually, increasing shareholders’ taxable distributions.  The Fund’s portfolio turnover will generally be substantial, which has substantial tax consequences for taxable shareholders.  While some of the capital gains that the Fund derives from trading futures are expected to be characterized as long term capital gains, to the extent any capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income.

“Portfolio Turnover” is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time.  In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.

Principal Risks of Investing in the Fund

All investments carry risks, and investment in the Fund is no exception.  No investment strategy works all the time, and past performance is not necessarily indicative of future performance.  You may lose money on your investment in the Fund.  To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

•
Market Risk:  Stock prices are volatile.  Market risk refers to the risk that the value of the Fund’s portfolio may be affected by market influences other than the Congressional Effect.  The value of the S&P 500 securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.  Accordingly, the Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.  In a declining stock market, stock prices for all companies (including the S&P 500 and any stocks in the Fund’s portfolio) may decline, regardless of their long-term prospects or the Congressional Effect.

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Management Style Risks:  The share price of the Fund changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objectives is directly related to the Adviser’s investment of the Fund’s assets.  The Adviser’s use of an investment strategy based on the Congressional Effect may be ineffective because the Congressional Effect may not produce expected results, either for short or long-term periods.  Moreover, the Fund cannot give any guarantee that the Congressional Effect observed during past periods will continue to be observed in the future.  Therefore, there is no guarantee that the Fund’s management style will produce the desired results, and the Fund may lose money.

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Risks Related to Determining Whether Congress is in Session: While the Adviser periodically (at least daily) inquires as to whether each house of Congress is in session, the Adviser may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules and unexpected or unannounced changes in such schedules.  In addition, the Adviser may not be able to transfer the Fund’s investments in or out of the market, as the case may be, prior to the close of the market on a day before a change in Congress’ in session status, and the Fund is therefore subject to the risk that it will for brief periods be in or out of the market on days it should otherwise not be. Because implementing the Fund’s investment strategy substantially depends on accurately determining when Congress is in session and being able to complete trades for market participation or divestment in advance of the next trading day, inaccurate or late-arriving information about whether or not Congress is in session could adversely affect the Fund’s ability to comply with its strategy and negatively impact the performance of the Fund.

•
Risks Related to Using Derivative Instruments:  The Fund may invest in derivatives such as future contracts, option contracts, and other derivatives contracts in order to participate in the performance of the S&P 500 when Congress is out of session as described above.  A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index.  Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

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Futures Risk: There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of the investment strategy depends on the Adviser's ability to predict movements in the prices of individual securities (e.g., S&P 500 futures), fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may  restrict trading in futures contracts.  In addition, the Fund’s focus on S&P 500 futures tends to increase  its  market exposure.

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Leverage Risk:  Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques.  Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile.  The leveraged investment techniques that the Fund employs will likely cause investors to lose more money in adverse environments.

•
Risks Related to Investing in Other Funds:  The Fund’s investment strategy involves, among other things, investing in other investment companies, such as ETFs and other investment companies that track the S&P 500.  Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.  Accordingly, the 3% limitation may prevent the Fund from allocating their investments in the manner the Adviser considers optimal.

To the extent the Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares.  By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Sector Risks:  As described above, the Fund may invest the Fund’s assets in securities of a particular sector that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may invest in more heavily will vary.

•
Small and Mid-Cap Company Risk:  As described above, the Fund may invest the Fund’s assets in securities of particular companies that the Adviser believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity, which may include stocks of small and mid-cap size companies that have more risks than larger companies.  The capitalization (“cap”) of a company refers to the value of its outstanding securities.  You can calculate a company’s capitalization by multiplying the number of its outstanding shares by the current market price of those shares.  The largest publicly traded stocks generally have a market capitalization of over $250 billion while the smallest publicly traded stocks may have a market capitalization of under $50 million.  The Fund defines a mid-cap stock as one that has a market capitalization of at least $2 billion, but no more than $5 billion.  The Fund defines a small-cap stock as one that has a market capitalization under $2 billion.  In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development.  Further, there is typically a smaller market for the securities of a mid-cap or small-cap company than for the securities of a large company.  Due to these and other factors, smaller companies may be more susceptible to market downturns, and their stock prices may be more volatile.

•
Tax-Related Risks: Because the Fund’s investment strategy involves movements of a substantial portion of the Fund’s portfolio in and out of the market, the Fund is not a tax-efficient fund. The the extent capital gains generated by the Fund are characterized as short term capital gains, they will be taxed as ordinary income. Accordingly, shareholders with taxable accounts are subject to the risk of substantial tax consequences from their investment.

•
Market Timing Risk:  Because the Fund generally only expects to achieve capital appreciation during periods when Congress is out of session, the Fund may be susceptible to market timers who attempt to invest in the Fund immediately before Congress is in recess, and divest from the Fund immediately before Congress convenes.  Such market timing could present risks for other shareholders with long-term interests in the Fund, which may include, among other things, interference with the efficient management of the Fund’s portfolio, increased brokerage and administrative costs, forcing the Fund to hold excess levels of cash to meet redemption requests, and an increase in costs to shareholders due to a decrease in the Fund’s asset base. Although the Fund has adopted certain policies and procedures intended to identify and to discourage frequent trading, including a redemption fee, it cannot ensure that all such activity can be identified or terminated.

•
Fixed Income Risks:  There are risks associated with the potential investment of a Fund’s assets in fixed income investments (including, without limitation, Cash and Cash Equivalents), which include credit risk, interest risk, maturity risk and investment-grade securities risk.  These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.  Additional information about fixed income risks can be found in the SAI.

•
Interest Rate Risk:  Increases in interest rates typically lower the present value of a company’s future earnings stream.  Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.  Also, to the extent the Fund invests in debt instruments, the value of such debt instruments will increase or decrease inversely with increases and decreases in interest rates.

Disclosure of Portfolio Holdings.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available from the Fund or on the SEC’s web site, www.sec.gov.

MANAGEMENT

Investment Adviser.  Congressional Effect Management, LLC serves as the Fund’s investment adviser that manages the investments in the Fund’s portfolio. The Adviser’s principal office is located at 420 Lexington Avenue, Suite 601, New York, NY 10170. The Adviser has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Fund, under which the Adviser selects the securities and manages the investments for the Fund, subject to the oversight of the Fund’s Board of Trustees (the “Trustees”). Under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.00% of the average daily net asset value of the Fund.  The  Adviser  has  entered  into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other  expenses of the Fund, if  necessary,  in an amount that limits “Total Annual Fund Operating Expenses” as indicated in the fee table. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. During the fiscal year ended December 31, 2010, the Adviser waived a portion of its advisory fee in the amount of $81,668.  As a result, the Fund did not pay an advisory fee to the Adviser in the fiscal year ended December 31, 2010.

A discussion regarding the Trustees’ basis for approving the renewal of the investment advisory contract for the Fund will be available in the Fund’s semi-annual report for the period ending June 30, 2011.  You may obtain a copy of the semi-annual report, free of charge, upon request to the Fund.

The Adviser was formed in late 2007 and is controlled by Eric T. Singer.  Mr. Singer is the managing member of the Adviser and has served in that capacity since its founding.  Mr. Singer also serves as the portfolio manager for the Adviser. In addition, he serves as a Trustee of the Trust and the President and sole portfolio manager for the Fund.  From 2007 to 2008, Mr. Singer was a Managing Director of Pelion Securities Corporation (“Pelion”). Prior to joining Pelion, from 2003-2007, Mr. Singer was a Managing Director in investment banking at Pali Capital, Inc. (“Pali”) and, from 1999-2003, at H.C. Wainwright & Co, Inc. Mr. Singer also had experience managing hedge funds at Pelion and Pali.  From 1990 through 1999, he was an Executive Vice President and Co-Head of investment banking at Gerard Klauer & Mattison Co., Inc., an institutional banking and equities research firm. He began his career at Smith Barney in Mergers and Acquisitions and later joined PaineWebber as a Senior Vice President and the Head of New Products.

Mr. Singer is a graduate of the Bronx High School of Science, SUNY at Stony Brook, where he was Phi Beta Kappa, and Cornell Law School, where he was on Law Review.  He holds Series 7, 24 and 63 licenses.

The SAI provides additional information about Mr. Singer’s compensation, other accounts he manages and his ownership of securities in the Fund.

Board of Trustees.  The Fund is a series of the Congressional Effect Family of Funds, a diversified, open-end management investment company organized as a Delaware statutory trust on December 21, 2007.  The Board of Trustees of the Trust supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

Administration

Custodian.  Fifth Third Bank (the “Custodian”) serves as the custodian of the Fund’s securities.

Fund Administration.  Matrix 360 Administration, LLC (“Matrix”) serves as the Fund’s administrator providing the Fund with administrative, accounting and compliance services.  In addition, Matrix serves as the transfer agent and dividend-disbursing agent of the Fund.  As indicated below under the caption “Investing in the Fund,” Matrix will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

Distribution of Shares.  Matrix Capital Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act.  The Distribution Plan provides that the Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as “12b-1 fees”).  The services provided by the Distributor may include the review of sales and marketing literature and submission to the Financial Industry Regulatory Authority, Inc. (“FINRA”); FINRA record keeping; quarterly reports to the Fund's Board of Directors, fulfillment and other distribution services.  Sales charges may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Fund shares and for services provided to shareholders.  The Distributor may also retain a portion of these fees as the Fund’s distributor.

The Fund charges 12b-1 fees for Service Shares.  Pursuant to the Distribution Plan, the Fund may annually pay the Distributor up to 1.00% of the average daily net assets of the Fund’s Service Shares (0.25% for service fees and 0.75% for distribution fees).  Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain Expenses.  In addition to the 12b-1 fees for the Service Shares and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Multiple Share Classes. The shares offered by this Prospectus are Service Shares offered through institutions like broker-dealers, banks, insurance, companies, and other financial intermediaries.  The Funds also offer two other classes of shares, the Investor Shares and Institutional Shares, which have different fees and expenses, and are offered directly through the Distributor and certain financial intermediaries.  The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser for core investment advisory services.  Different fees and expenses will affect performance. For additional information concerning the Institutional Shares and Investor Shares not offered by this Prospectus, call 888.553.4233.

INVESTING IN THE FUND

Minimum Initial Investment.  The Fund’s shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell Shares in the Fund. The minimum initial investment in the Fund’s Service Shares is $1,000.  The Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment.

Determining the Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value after a purchase or redemption order is received in proper form by the Transfer Agent on behalf of the Fund.  An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount.  The net asset value per share of each class of shares of the Fund (“Class”) is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class (including Fund expenses, which are accrued daily), and dividing the result by the number of outstanding shares of such Class.  The net asset value per share of each Class of the Fund is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Fund does not calculate net asset value on business holidays when the NYSE is closed.  Currently, the  NYSE is  closed  on weekends and in recognition of the following  holidays:  New Year's Day,  Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,  Independence Day, Labor Day, Thanksgiving and Christmas.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations.

The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale.

Pursuant to policies adopted by the Trustees, the Adviser is responsible for notifying the Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold.

           Other Matters.  Purchases and redemptions of shares of the Fund by the same shareholder on the same day will be netted for the Fund.  The Fund reserves the right to reject a purchase order that is not in good form and will normally return such purchase order within three days of receiving such purchase order.  All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.  The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders.  Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.  Also, if the Trustees determine that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities.  Shareholders receiving redemption proceeds in-kind will bear market risk until the securities received are sold and will incur transaction costs when they are sold.  See also “Additional Information About Purchases and Redemptions – Disruptive Trading and Market Timing”.

Purchasing Shares

Opening a New Account.  To open an account with the Fund, take the following steps:

1.      On your application, indicate the type of account you wish to open and the amount of money you wish to invest as well as your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to opening your account but you have not received your number, please indicate this and include a copy of the form applying for the SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2.      Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars.  For regular mail orders, mail your completed application along with your check or money order made payable to the “Congressional Effect Fund” to:

Congressional Effect Family of Funds
Service Shares
c/o Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania 19090-1904

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted.  The Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem shares of the Fund already owned by the prospective investor or another identically registered account for such fee.  The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call 888.553.4233, before wiring funds, to receive wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Additionally, please have your financial institution use the following wire instructions:

Subsequent Investments. You may add to your account by mail or wire at any time by purchasing shares of the Fund at the then current net asset value of the Fund.  The minimum subsequent investment for the Fund’s Service Shares is $250, except under the automatic investment plan discussed below.  Before adding funds by bank wire, please call the Fund at 888.553.4233 and follow the above directions for bank wire purchases.  Please note that in most circumstances, there will be a bank charge for wire purchases.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.  The Fund may, at the Adviser’s sole discretion, accept subsequent investments for less than the minimum subsequent investment.

Automatic Investment Plan.  Shareholders who have met the Fund’s minimum investment criteria may participate in the Fund’s automatic investment plan.  The automatic investment plan enables shareholders to make regular monthly investments in the Fund through automatic charges to shareholders’ checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified, which will automatically be invested in the shares of the Fund at the public offering price on a monthly basis.  The minimum automatic investment for the Fund’s Service Shares is $100.  The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor wishing to open an account.

Other Information. In connection with all purchases of Fund shares, we observe the following policies and procedures:

•
We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by Matrix as the Fund’s transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day's public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to Matrix on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.

•	We do not accept third party checks for any investments.
•	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
•	We may refuse to accept any purchase request for any reason or no reason.
•	We mail you confirmations of all your purchases or redemptions of Fund shares.
•	Certificates representing shares of the Fund are not issued.

Redeeming Shares

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Congressional Effect Family of Funds
Service Shares
c/o Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, 2nd floor
Willow Grove, Pennsylvania 19090-1904

Regular mail redemption requests should include the following:

(1)
Your letter of instruction specifying the Fund, account number and number of shares of the Fund (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and

(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request.  However, the Fund may delay forwarding a redemption check for recently purchased shares of the Fund while it determines whether the purchase payment will be honored.  Such delay (which may take up to 10 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by calling 888.553.4233. The Fund may rely upon redemption requests transmitted via facsimile (Fax# 215.830.8995).  Such a request must include the following:

(1)	Name of Fund and the designation of class (Institutional or Investor);
(2)	Shareholder name(s) and account number;
(3)	Number of shares of the Fund or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares of the Fund in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to insure instructions are genuine.

Redemption Fee.  The Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund.

The redemption fees are not fees to finance sales or sales promotion expenses, but are paid to the Fund to defray the costs of liquidating an investment and discourage short-term trading of Fund shares.  Redemption fees are deducted from redemption proceeds and retained by the Fund, not the Adviser.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions.  In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions and next of shares held by the shareholder for the longest period of time.

The redemption fee will not be charged on transactions involving the following:

•	Redemption of shares purchased through certain qualified plans pursuant to Sections 401, 403, and 457 of the Internal Revenue Code;
•	Redemption of shares purchased through wrap-fee programs or similar investment programs administered by the Fund;

•	Omnibus level accounts will be excluded where the fee will be assessed by the financial intermediary according to the requirements outlined herein and provided back to the Fund;
•	Redemptions due to required minimum distributions;
•	Redemptions due to death;
•	Redemption of shares accumulated through reinvestment of capital gains and dividends; and
•	Redemption of shares initiated by the Fund (i.e., liquidation or merger of a fund).

Minimum Account Size.  Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above).  The Fund will notify you if your account falls below the required minimum.  If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In-Kind.  The Fund does not intend, under normal circumstances, to redeem its shares by payment in-kind.  However, the Fund reserves the right to meet redemption requests by payment in-kind where it believes it is in the best interest of the Fund and the remaining shareholders.  In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share.  Shareholders receiving them would bear market risk until these securities are sold and would incur brokerage costs when these securities are sold.

Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Additional Information About Purchases and Redemptions

Purchases and Redemptions through Securities Firms.  You may purchase or redeem shares of the Fund through certain brokers and their designated intermediaries that have made arrangements with the Fund and are authorized to accept purchase and redemption orders on its behalf.  In addition, orders will be deemed to have been received by the Fund when such authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order.  Orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders.  Investors may also be charged a fee by a broker or agent if shares of the Fund are purchased through a broker or agent.  Investors should check with their broker to determine if it is subject to these arrangements with the Fund.

Telephone Purchases by Securities Firms.  Brokerage firms that are FINRA members may telephone the Distributor at 888.553.4233 and buy shares of the Fund for investors who have investments in the Fund through the brokerage firm’s account with the Fund.  By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor the Distributor shall be liable for following telephone instructions reasonably believed to be genuine.  To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase.  As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction.  However, if the Distributor fails to follow these established procedures, it may be liable.  The Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing.  The Fund is not intended for or suitable for market timers nor does the Fund intentionally accommodate market timers, and market timers are discouraged from becoming investors.  The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”), which can have harmful effects for other shareholders.  These risks and harmful effects include:

o
an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

o	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures.  Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading.  In general, the Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading.  A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, shares of the Fund within 30 days.  While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, the Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor.  The Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, the Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable shares of the Fund are held longer than 30 days.  In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement.  The Fund also imposes a redemption fee on the redemption of shares of the Fund within sixty (60) days of purchase, which has the effect of discouraging Disruptive Trading in Fund shares.  Frequently, Fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The Fund’s ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the financial intermediary in taking steps to limit this type of activity.

The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

OTHER IMPORTANT INFORMATION

Distributions

The Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December.  Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund.

Federal Taxes

The following information is meant as a general summary for U.S. taxpayers.  Additional information appears in the SAI.  Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the Fund.

Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

Taxability of Distributions (2011 rates; future tax rates may be higher)
The table to the right can provide a guide for your potential tax liability when selling shares of the Fund (unless you are a corporation).	Type of distribution Income dividends	Current Tax rate for 15% bracket Long Term Capital Gains Rate	Current Tax rate for 25% bracket or above Long Term Capital Gains Rate
“Short-term capital gains” applies to fund shares sold up to 12 months after buying them. “Long-term capital gains” applies to shares held for more than 12 months.	Short-term capital gains Long-term capital gains	Ordinary Income Rate 0%	Ordinary Income Rate 15%

Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.  Shareholders should also note that distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Benchmark Description

The Fund compares its performance to the S&P 500 Total Return Index, which is generally considered to be representative of the performance of common stocks in the United States securities markets. You cannot invest directly in this index.  This index does not have an investment adviser and does not pay any commissions, expenses or taxes.  If this index did pay commissions, expenses or taxes, its returns would be lower.

Financial Highlights

The financial highlights table on the next page is intended to help you understand the Fund's financial performance since inception of the Fund. Certain information reflects results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Company, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in Annual Report of the Fund and is incorporated by reference into the SAI. Further information about the performance of the Fund is contained in the Annual Report and Semi-annual Report of the Fund, copies of which may also be obtained at no charge by calling the Fund at 888-553-4233.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2010

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

		Investor Class

		For the		For the		For the
		Year Ended		Year Ended		Period Ended
		December 31, 2010		December 31, 2009		December 31, 2008 (a)

Net Asset Value, beginning of period		$ 9.31		$ 9.74		$ 10.00

Investment Operations:
	Net investment income (loss) (b)	(0.08)		(0.11)		0.05
	Net realized and unrealized gain (loss) on investments and futures contracts	1.50		(0.32)		(0.27)
	Total from investment operations	1.42		(0.43)		(0.22)

Distributions:
	From net investment income	-		-		(0.04)
	From net realized capital gains	(0.65)		-		-
	Total distributions	(0.65)		-		(0.04)

Paid in capital from redemption fees		-	(c)	-	(c)	-

Net Asset Value, End of Period		$ 10.08		$ 9.31		$ 9.74

Total Return (d)		15.20%		(4.41)%		(2.19)%	(e)

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 7,902		$ 7,530		$ 1,469

Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed	3.38%		4.67%		14.99%	(f)
	After fees waived and expenses absorbed	1.75%		1.87%		2.24%	(f)

Ratio of net investment income (loss):
	Before fees waived and expenses absorbed	(2.44)%		(3.95)%		(11.95)%	(f)
	After fees waived and expenses absorbed	(0.81)%		(1.15)%		0.80%	(f)

Portfolio turnover rate		820%		2,996%		406%

(a)	The Congressional Effect Fund Investor Class commenced operations on May 23, 2008.
(b)	Per share amounts were calculated using the average shares method.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Aggregate total return, not annualized.
(f)	Annualized.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2010

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Institutional Class		Service Class
	For the		For the
	Period Ended		Period Ended
	December 31, 2010 (a)		December 31, 2010 (b)

Net Asset Value, beginning of period	$ 10.36		$ 10.96

Investment Operations:
Net investment income (loss) (c)	-		(0.04)
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		(0.20)
Total from investment operations	0.38		(0.24)

Distributions:
From net realized capital gains	(0.65)		(0.65)
Total distributions	(0.65)		(0.65)

Net Asset Value, End of Period	$ 10.09		$ 10.07

Total Return (d)	3.62%		(2.23)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 991		$ 54

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.62%	(e)	4.70%	(e)
After fees waived and expenses absorbed	1.50%	(e)	2.50%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(2.03)%	(e)	(4.64)%	(e)
After fees waived and expenses absorbed	0.09%	(e)	(2.44)%	(e)

Portfolio turnover rate	820%		820%

(a)	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010.
(b)	The Congressional Effect Fund Service Class commenced operations on November 9, 2010.
(c)	Per share amounts were calculated using the average shares method.
(d)	Aggregate total return, not annualized. Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Annualized.

Congressional Effect Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Also, a SAI about the Fund has been filed with the Securities and Exchange Commission. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports and other information about the Fund, or to make inquires about the Fund, write the Fund at the Congressional Effect Fund c/o Matrix 360 Administration, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania, 19090-1904, call the Fund at 1-888-553-4233, or visit the Fund’s website at www.congressionaleffect.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C.  Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number:  811-22164